Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation – attributable to owners of the Parent	£ 37,485	£ 4,648	£ 4,290
Other comprehensive income:
Total comprehensive income for the year, net of tax	34,528	6,426	3,936
Groups Share in Associates and Joint Ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation – attributable to owners of the Parent	24,209	2,227	1,236
Other comprehensive income:
Differences on exchange	(923)	1,425	336
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Actuarial gains relating to pensions and other post-retirement benefits	25	20	3
Total comprehensive income for the year, net of tax	£ 23,316	£ 3,662	£ 1,576